Consolidated Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Data [Line Items]
Total revenue		$ 70,722	[1]	$ 68,487	[1]	$ 67,957	[1]	$ 68,079	[1]											$ 275,244	[1],[2]
Total revenue	72,849					67,957				66,990	[1]	66,697	[1]	65,984	[1]	65,639	[1]	144,209	136,035	275,244		265,310	[1],[2]	281,246
Depreciation and amortization expense	29,894	26,960	[1]	26,324	[1]	26,258	[1]	26,234	[1]	26,049	[1]	25,909	[1]	25,909	[1]	26,103	[1]	57,031	52,492	105,776	[1],[2]	103,970	[1],[2]	104,201
Interest expense	39,552	33,282	[1]	41,975	[1]	42,024	[1]	38,939	[1]	43,234	[1]	43,381	[1]	41,431	[1]	41,297	[1]	75,990	80,962	156,220	[1],[2]	169,343	[1],[2]	172,500
Other expenses		9,004	[1]	18,418	[1]	8,869	[1]	15,625	[1]	10,055	[1]	13,037	[1]	10,700	[1]	4,904	[1]			51,915	[1],[2]	38,696	[1],[2]
Loss on debt extinguishment	1,028			(32,522)	[1]													1,028		(32,522)	[1],[2]
(Loss) income from continuing operations	(13,091)	1,476	[1]	(50,752)	[1]	(9,194)	[1]	(12,719)	[1]	(12,348)	[1]	(15,630)	[1]	(12,056)	[1]	(6,665)	[1]	(19,921)	(21,913)	(71,189)	[1],[2]	(46,699)	[1],[2]	(63,590)
Income (loss) from discontinued operations	1,422	(6,666)	[1]	893	[1]	412	[1]	317	[1]	(5,960)	[1]	(5,591)	[1]	(5,282)	[1]	(331)	[1]	(80)	729	(5,044)	[1],[2]	(17,164)	[1],[2]	(22,947)
Net loss	(11,669)	(5,190)	[1]	(49,859)	[1]	(8,782)	[1]	(12,402)	[1]	(18,308)	[1]	(21,221)	[1]	(17,338)	[1]	(6,996)	[1]	(20,001)	(21,184)	(76,233)	[1],[2]	(63,863)	[1],[2]	(86,537)
Net loss attributable to common stockholders		$ (5,245)	[1]	$ (49,859)	[1]	$ (8,790)	[1]	$ (12,402)	[1]	$ (18,316)	[1]	$ (21,221)	[1]	$ (17,346)	[1]	$ (6,996)	[1]			$ (76,296)	[1],[2]	$ (63,879)	[1],[2]
Net loss per common share:
Basic and diluted	$ (0.14)	$ (0.06)	[1]	$ (1.70)	[1]	$ (0.34)	[1]	$ (0.48)	[1]	$ (0.71)	[1]	$ (0.82)	[1]	$ (0.67)	[1]	$ (0.27)	[1]	$ (0.24)	$ (0.82)	$ (1.85)	[1],[2]	$ (2.47)	[1],[2]	$ (3.35)
Dividends declared / Paid per common share		$ 0.3329	[1]							$ 0.15	[1]									$ 0.3329	[1],[2]	$ 0.15	[1],[2]

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.